Asset Retirement Obligations (Changes to AROs) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Asset Retirement Obligations [Line Items]
AROs, Beginning balance		$ 5,333	[1]	$ 5,221
Obligations incurred during the period		138		28
Obligations settled during the period		(125)		(155)
Revisions in estimated cash flows		46	[2]	80	[3]
Accretion		210		208
Sale of non-wholly-owned nonregulated solar facilities				(49)
Sales of Kewaunee and Hope		(175)
AROs, Ending balance	[1]	5,427		5,333
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
AROs, Beginning balance		3,923	[1]	3,820
Obligations incurred during the period		132		26
Obligations settled during the period		(155)		(131)
Revisions in estimated cash flows		48	[2]	67	[3]
Accretion		145		141
AROs, Ending balance	[1]	$ 4,093		$ 3,923

[1]	Includes $196 million and $365 million reported in other current liabilities for Dominion Energy at December 31, 2021 and 2022, respectively.
[2]	Primarily reflects revisions to asbestos abatement costs associated with the early retirement of certain retired electric generation facilities.
[3]	Reflects revisions to future ash pond and landfill closure costs at certain utility generation facilities, and additionally for Dominion Energy estimated cash flow projections associated with the recovery of spent nuclear fuel costs for its AROs associated with the decommissioning of Kewaunee and estimated cash flow projections associated with DESC's gas distribution pipelines. For Dominion Energy, these revisions in 2021 resulted in a charge of $44 million ($35 million after-tax) within other operations and maintenance expense in the Consolidated Statements of Income as well as a $25 million decrease to property, plant and equipment, net.